AB Cap Fund, Inc.

AB FlexFee Core Opportunities Portfolio

Portfolio of Investments

March 31, 2020 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 95.6%
Health Care – 21.2%
Biotechnology – 6.0%
Alexion Pharmaceuticals, Inc.(a)	175	$15,713
Regeneron Pharmaceuticals, Inc.(a)	37	18,067
Vertex Pharmaceuticals, Inc.(a)	106	25,223

		59,003

Health Care Equipment & Supplies – 1.0%
Align Technology, Inc.(a)	55	9,567

Health Care Providers & Services – 5.8%
Quest Diagnostics, Inc.	202	16,221
UnitedHealth Group, Inc.	160	39,901

		56,122

Life Sciences Tools & Services – 0.8%
Illumina, Inc.(a)	28	7,647

Pharmaceuticals – 7.6%
Pfizer, Inc.	1,165	38,026
Roche Holding AG (Sponsored ADR)	892	36,188

		74,214

		206,553

Information Technology – 19.0%
Communications Equipment – 1.3%
F5 Networks, Inc.(a)	120	12,795

Electronic Equipment, Instruments & Components – 2.1%
Dolby Laboratories, Inc. - Class A	224	12,143
Keysight Technologies, Inc.(a)	101	8,452

		20,595

IT Services – 6.6%
Akamai Technologies, Inc.(a)	139	12,717
Cognizant Technology Solutions Corp. - Class A	182	8,457
Euronet Worldwide, Inc.(a)	100	8,572
Leidos Holdings, Inc.	194	17,780
MAXIMUS, Inc.	128	7,450
Visa, Inc. - Class A	55	8,862

		63,838

Semiconductors & Semiconductor Equipment – 1.7%
MKS Instruments, Inc.	46	3,746
Xilinx, Inc.	169	13,172

		16,918

Software – 7.3%
Microsoft Corp.	372	58,668
Slack Technologies, Inc. - Class A(a)	305	8,186
VMware, Inc. - Class A(a)	35	4,239

		71,093

		185,239

Company	Shares	U.S. $ Value

Communication Services – 15.8%
Diversified Telecommunication Services – 6.8%
Comcast Corp. - Class A	759	$26,095
Verizon Communications, Inc.	740	39,760

		65,855

Entertainment – 1.0%
Electronic Arts, Inc.(a)	93	9,316

Interactive Media & Services – 8.0%
Alphabet, Inc. - Class C(a)	35	40,698
Facebook, Inc. - Class A(a)	225	37,530

		78,228

		153,399

Consumer Discretionary – 12.2%
Auto Components – 0.8%
Gentex Corp.	362	8,022

Distributors – 1.4%
LKQ Corp.(a)	672	13,783

Household Durables – 3.5%
DR Horton, Inc.	362	12,308
Garmin Ltd.	186	13,943
NVR, Inc.(a)	3	7,707

		33,958

Internet & Direct Marketing Retail – 3.7%
Amazon.com, Inc.(a)	15	29,246
Etsy, Inc.(a)	163	6,265

		35,511

Specialty Retail – 2.8%
Advance Auto Parts, Inc.	95	8,865
Home Depot, Inc. (The)	45	8,402
Murphy USA, Inc.(a)	118	9,955

		27,222

		118,496

Financials – 10.2%
Banks – 4.3%
JPMorgan Chase & Co.	217	19,536
Wells Fargo & Co.	770	22,099

		41,635

Diversified Financial Services – 2.7%
Berkshire Hathaway, Inc. - Class B(a)	146	26,693

Company	Shares	U.S. $ Value

Insurance – 3.2%
Allstate Corp. (The)	163	$14,952
Fidelity National Financial, Inc.	299	7,439
Reinsurance Group of America, Inc. - Class A	104	8,751

		31,142

		99,470

Industrials – 7.5%
Aerospace & Defense – 3.4%
Hexcel Corp.	64	2,380
Raytheon Co.	233	30,558

		32,938

Airlines – 0.5%
Southwest Airlines Co.	125	4,451

Building Products – 0.7%
Allegion PLC	73	6,718

Electrical Equipment – 0.8%
Emerson Electric Co.	156	7,433

Machinery – 1.6%
Altra Industrial Motion Corp.	228	3,988
Crane Co.	118	5,803
Middleby Corp. (The)(a)	105	5,972

		15,763

Road & Rail – 0.5%
Kansas City Southern	42	5,342

		72,645

Consumer Staples – 5.3%
Beverages – 1.6%
Monster Beverage Corp.(a)	282	15,865

Food & Staples Retailing – 3.1%
Walmart, Inc.	265	30,109

Tobacco – 0.6%
Philip Morris International, Inc.	84	6,129

		52,103

Real Estate – 2.6%
Equity Real Estate Investment Trusts (REITs) – 0.7%
Regency Centers Corp.	165	6,341

Real Estate Management & Development – 1.9%
CBRE Group, Inc. - Class A(a)	494	18,629

		24,970

Energy – 1.8%
Oil, Gas & Consumable Fuels – 1.8%
ConocoPhillips	178	5,482
Phillips 66	218	11,696

		17,178

Total Common Stocks (cost $966,819)		930,053

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 4.9%
Investment Companies – 4.9%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.53%(b) (c) (d) (cost $47,832)	47,832	$47,832

Total Investments – 100.5% (cost $1,014,651)(e)		977,885
Other assets less liabilities – (0.5)%		(4,495)

Net Assets – 100.0%		$973,390

(a)	Non-income producing security.
(b)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(c)	The rate shown represents the 7-day yield as of period end.
(d)	Affiliated investments.
(e)

As of March 31, 2020, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $84,727 and gross unrealized depreciation of investments was $(121,493), resulting in net unrealized depreciation of $(36,766).

Glossary:

ADR – American Depositary Receipt

AB Cap Fund, Inc.

AB FlexFee Core Opportunities Portfolio

March 31, 2020 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2020:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks^	$930,053	$-0-	$-0-	$930,053
Short-Term Investments:
Investment Companies	47,832	-0-	-0-	47,832

Total Investments in Securities	977,885	-0-	-0-	977,885
Other Financial Instruments*	-0-	-0-	-0-	-0-

Total	$977,885	$-0-	$-0-	$977,885

^	See Portfolio of Investments for sector classifications.

*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended March 31, 2020 is as follows:

Fund	Market Value 12/31/19 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 3/31/20 (000)	Dividend Income (000)
Government Money Market Portfolio	$135	$102	$189	$48	$0	**
Government Money Market Portfolio*	-0-	11	11	-0-	0	**
Total				$48	$0	**

*	Investment of cash collateral for securities lending transactions.

**	Amount is less than $500.